Cover	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	Explanatory NoteBank of America Corporation is filing the attached revised Definitive Proxy Statement on Schedule 14A to correct inadvertent EDGAR conversion errors in the original filing in the “Pay Versus Performance” table and related footnotes on page 80. The revised Definitive Proxy Statement corrects errors in the values shown in each of the following tabular entries: (1) “Average compensation actually paid to other NEOs” for 2021 and 2020; and (2) “Equity award adjustments—Add dividends & interest accrued” for “Other NEOs” for 2021 and 2020. The revised filing includes the entire revised Definitive Proxy Statement text.
Entity Information [Line Items]
Entity Registrant Name	Bank of America Corporation
Entity Central Index Key	0000070858